Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00125 per share
Amount Registered | shares	1,700,000
Proposed Maximum Offering Price per Unit	18.39
Maximum Aggregate Offering Price	$ 31,263,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,719.88
Offering Note	(1) Includes 1,700,000 shares of Common Stock that are authorized for issuance under the Registrant's 2026 Employee Stock Purchase Plan (the "Plan"), approved by the Registrant's stockholders at the annual meeting of stockholders held on October 27, 2026. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of Common Stock as may be issued to prevent dilution of the shares of Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based on 85% of the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on November 2, 2026 of $21.63 per share. Pursuant to the Plan, the purchase price of a share of the Registrant's Common Stock is 85% of the fair market value of the Registrant's Common Stock.